Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxation [Line Items]
Income tax rate		30.62%
Operating loss carryforwards (in Dollars)		$ 27,380,637	$ 20,541,250
Net operating loss carryforwards (in Dollars)		6,174,854	5,032,067
Valuation allowance (in Dollars)		$ 7,570,490	$ 5,626,785	$ 3,764,925	$ 2,298,025
Minimum [Member]
Taxation [Line Items]
Profits tax amount (in Dollars)	$ 2.0
Profits tax rate	8.25%
Maximum [Member]
Taxation [Line Items]
Profits tax amount (in Dollars)	$ 2.0
Profits tax rate	16.50%
Cloud Japan [Member]
Taxation [Line Items]
Income tax rate		30.62%	30.62%	30.62%
Japan Biltech [Member]
Taxation [Line Items]
Income tax rate		22.33%	34.59%	34.59%
Indonesia [Member]
Taxation [Line Items]
Income tax rate		22.00%	22.00%	22.00%